Dec. 31, 2020
Victory FundsVictory Munder Mid-Cap Core Growth Fund Supplement dated December 9, 2021to the Prospectus and Summary Prospectus dated November 1, 2021 (“Prospectus”)The following replaces footnote 3 to the Fund Fees and Expenses Table to reflect that the fund excludes Acquired Fund Fees and Expenses from the total annual operating expenses when calculating the amount of any fee waivers and expense reimbursements.³ Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed 1.32%, 2.12% and 1.57% of the Fund’s Class A, Class C and Class R shares, respectively, through at least October 31, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory FundsVictory Trivalent International Small Cap Fund Supplement dated December 9, 2021to the Prospectus and Summary Prospectus dated November 1, 2021 (“Prospectus”)1. The Board of Trustees of Victory Portfolios (“Trust”) has approved closing the Victory Trivalent International Small Cap Fund (“Fund”) to new investors. Except as indicated below, after February 28, 2022, only investors of the Fund as of that date will be eligible to purchase shares of the Fund.Closed to New InvestorsAs of March 1, 2022, the Fund is generally closed to new investors. The Fund will continue to be available for investment (by direct purchase or exchange) by:◼existing shareholders,◼investors that purchase shares through certain intermediaries,◼retirement plans, and◼current and retired Fund trustees, officers, employees of Victory Capital Management Inc. and affiliated providers, and their family members.The Victory Funds may impose additional limitations on the purchase of shares at any time in its discretion, and may waive or eliminate any limitation at any time without notice. Contact the Victory Funds for more information.2.The following replaces footnote 3 to the Fund Fees and Expenses Table to reflect that the fund excludes Acquired Fund Fees and Expenses from the total annual operating expenses when calculating the amount of any fee waivers and expense reimbursements.³ Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 0.95%, 1.10% and 1.10% of the Fund’s Class A, Class C, Class I, Class R6 and Class Y shares, respectively, through at least October 31, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory FundsVictory RS Global Fund Supplement dated December 9, 2021to the Prospectus and Summary Prospectus dated May 1, 2021 (“Prospectus”), as supplementedThe following replaces footnote 3 to the Fund Fees and Expenses Table to reflect that the fund excludes Acquired Fund Fees and Expenses from the total annual operating expenses when calculating the amount of any fee waivers and expense reimbursements.³ Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed 0.85%, 1.60%, 1.10%, 0.55% and 0.60% of the Fund’s Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory FundsVictory Strategic Income Fund Supplement dated December 9, 2021to the Prospectus and Summary Prospectus dated May 1, 2021 (“Prospectus”), as supplementedThe following replaces footnote 3 to the Fund Fees and Expenses Table to reflect that the fund excludes Acquired Fund Fees and Expenses from the total annual operating expenses when calculating the amount of any fee waivers and expense reimbursements.³ Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as Acquired Fund Fees and Expenses, interest, taxes and brokerage commissions) do not exceed 0.95%, 1.74%, 1.34% and 0.74% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.